Cash and stock-based compensation plans (Details 3) (Stock Purchase Options [Member], USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Stock Purchase Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average fair value per option	$ 2.16	$ 0	$ 3.01
Weighted average expected term, in years	5 years 6 months	0 years	5 years 6 months
Expected volatility	22.74%	0.00%	33.35%
Risk-free rate Minimum	0.12%		0.18%
Risk-free rate Maximum	2.19%		1.34%
Expected dividend	5.00%	0.00%	5.30%